Basis of Preparation	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation [Abstract]
Basis of Preparation
Note 2 – Basis of Preparation

A.	Basis of preparation of the financial statements

1.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board. The operating cycle of the Company is one year.

The consolidated financial statements were authorized by the Company’s Board of Directors for issue on March 31, 2021.

2.	Consistent accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

3.	Basis of measurement - The consolidated financial statements have been prepared on the historical cost basis, except for the following:

(i)	Investment in investee accounted for using the equity method;
(ii)	Marketable securities;
(iii)	Deferred tax assets and liabilities;
(iv)	Financial instruments measured at fair value through other comprehensive income;
(v)	Derivative financial instruments and other receivables measured at fair value through profit or loss; and
(vi)	Provisions.

B.
Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

The preparation of the Company's consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions regarding circumstances and events that involve considerable uncertainty, that affect the application of accounting policies and the reported amounts of  assets, liabilities, income and expenses. Actual results may differ from these estimates. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Recoverable amount of cash generating unit:

The Company examines at the end of each reporting year whether there have been any events or changes in circumstances that indicate impairment of fixed assets. When indication of impairment revealed the company checks whether the carrying amount of the fixed assets is recoverable.

Fair value measurement of non-trading derivatives:

Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:

The probability that in the future there will be taxable profits against which carried forward losses can be utilized. See Note 19 regarding taxes on income.

Business combination:

Fair value of assets and liabilities acquired in a business combination. See Note 6 regarding subsidiaries.

Determination of fair value

Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•          Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•          Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•          Level 3: inputs that are not based on observable market data (unobservable inputs).

C.	Initial application of new standards, amendments to standards and interpretations

(1)
Amendment to IFRS 3, Business Combinations (“the Amendment”)

The Amendment clarifies when a transaction to acquire an operation is the acquisition of a "business" and when it is the acquisition of a group of assets that according to the standard is not considered the acquisition of a "business". For the purpose of this examination, the Amendment added an optional concentration test which determines that if substantially all of the fair value of the acquired assets is attributable to a group of similar identifiable assets or to a single identifiable asset, this will not be the acquisition of a business. In addition, the minimum requirements for definition as a business have been clarified, and examples illustrating the aforesaid examination were added.

The Amendment is effective for transactions to acquire assets or businesses occurring in annual periods beginning on or after January 1, 2020.

Application of the Amendment will not have a material effect on the Company's financial statements. Nonetheless, the Amendment may have a material effect in the Company's future acquisitions.

(2)
Amendments to IFRS 9, Financial Instruments, IAS 39, Financial Instruments:

Recognition and Measurement and IFRS 7, Financial Instruments: Disclosures, Interest Rate Benchmark Reform - Phase 1 ("the Amendments")

The Amendments include several mandatory reliefs relevant for examining whether a hedging relationship affected by the uncertainty arising from the IBOR interest rate reform (a reform that in the future will lead to the replacement of interest rates such as the Libor and Euribor) qualifies for hedge accounting. Thus for example:

When determining the probability of occurrence of the hedged cash flows, the existing contractual cash flows should be used, and future changes arising from the IBOR reform should be ignored.

When performing a prospective assessment of effectiveness, the existing contractual terms of the hedged item and hedging item should be taken into consideration, and the uncertainties arising from the reform be ignored.

The Amendments are applicable retrospectively. The relief included in the Amendments will end prospectively on the earlier of: the date the uncertainty arising from the reform no longer exists and the date the hedging relationship was discontinued.

In the opinion of the Company, application of the Amendments is not expected to have a material effect on the financial statements. See Note 21 E regarding market risk.

(3)
Amendment to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors and to IAS 1, Presentation of Financial Statements (“the Amendment”)

The Amendment redefines the term "materiality" so that it be used consistently in the Conceptual Framework and in the other various standards.

According to the Amendment, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions made by the primary users on the basis of the financial statements.

The Amendment is applicable on a prospective basis for annual periods beginning on or after January 1, 2020.

In the opinion of the Company, application of the Amendment is not expected to have a material effect on the financial statements.